UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.

Reports to Stockholders

Fidelity® VIP Investment Grade Central Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2019
U.S. Government and U.S. Government Agency Obligations	57.8%
AAA	1.6%
AA	1.2%
A	8.0%
BBB	27.0%
BB and Below	4.2%
Not Rated	1.4%
Short-Term Investments and Net Other Assets*	(1.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2019*,**
Corporate Bonds	37.3%
U.S. Government and U.S. Government Agency Obligations	57.8%
Asset-Backed Securities	2.1%
CMOs and Other Mortgage Related Securities	1.9%
Municipal Bonds	1.3%
Other Investments	0.8%
Short-Term Investments and Net Other Assets (Liabilities)***	(1.2)%

 * Foreign investments - 8.9%

 ** Futures and Swaps - 0.0%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
2.45% 6/30/20	$3,187,000	$3,185,464
2.95% 7/15/26	12,000,000	11,911,286
3.6% 2/17/23	6,270,000	6,505,610
4.45% 4/1/24	480,000	516,912
4.5% 3/9/48	14,100,000	14,445,628
4.75% 5/15/46	15,700,000	16,506,236
Verizon Communications, Inc.:
4.862% 8/21/46	3,398,000	3,954,700
5.012% 4/15/49	2,962,000	3,523,557
5.5% 3/16/47	7,027,000	8,874,581
		69,423,974
Entertainment - 0.2%
NBCUniversal, Inc.:
4.45% 1/15/43	2,012,000	2,205,023
5.95% 4/1/41	1,407,000	1,845,975
The Walt Disney Co. 7.75% 12/1/45 (a)	3,169,000	5,294,903
		9,345,901
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	6,031,747
4.908% 7/23/25	3,860,000	4,188,297
5.375% 5/1/47	18,172,000	19,120,953
6.484% 10/23/45	1,700,000	2,001,209
Comcast Corp.:
3.9% 3/1/38	1,072,000	1,129,505
4.6% 8/15/45	2,841,000	3,225,681
4.65% 7/15/42	2,539,000	2,917,687
Fox Corp.:
3.666% 1/25/22 (a)	721,000	744,877
4.03% 1/25/24 (a)	1,268,000	1,348,111
4.709% 1/25/29 (a)	1,835,000	2,047,122
5.476% 1/25/39 (a)	1,809,000	2,134,134
5.576% 1/25/49 (a)	1,201,000	1,464,099
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,555,446
4.5% 9/15/42	924,000	868,181
5.5% 9/1/41	1,700,000	1,780,705
5.875% 11/15/40	1,500,000	1,621,151
6.55% 5/1/37	20,209,000	23,331,257
7.3% 7/1/38	3,781,000	4,585,192
		86,095,354

TOTAL COMMUNICATION SERVICES		164,865,229

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
General Motors Financial Co., Inc.:
3.2% 7/13/20	10,000,000	10,034,883
3.5% 7/10/19	4,187,000	4,187,844
4.2% 3/1/21	5,411,000	5,531,085
4.25% 5/15/23	2,080,000	2,149,631
4.375% 9/25/21	15,702,000	16,207,617
		38,111,060
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,118,238

TOTAL CONSUMER DISCRETIONARY		41,229,298

CONSUMER STAPLES - 3.0%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,265,000	10,188,409
4.9% 2/1/46	11,511,000	12,739,358
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	5,750,000	6,083,500
5.45% 1/23/39	4,690,000	5,550,615
5.55% 1/23/49	10,715,000	13,036,941
5.8% 1/23/59 (Reg. S)	11,321,000	14,137,665
Molson Coors Brewing Co.:
3% 7/15/26	3,500,000	3,456,573
5% 5/1/42	13,093,000	13,808,368
		79,001,429
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,460,340
3.3% 11/18/21	2,918,000	2,975,832
		5,436,172
Food Products - 0.0%
Conagra Brands, Inc. 3.8% 10/22/21	1,121,000	1,151,762
Tobacco - 1.5%
Altria Group, Inc.:
3.875% 9/16/46	4,590,000	4,073,825
4% 1/31/24	2,227,000	2,332,751
4.25% 8/9/42	5,531,000	5,106,400
4.5% 5/2/43	3,707,000	3,517,737
4.8% 2/14/29	5,504,000	5,936,582
5.375% 1/31/44	6,678,000	7,154,578
5.95% 2/14/49	3,700,000	4,211,710
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,944,136
4.25% 7/21/25 (a)	15,488,000	16,243,615
Reynolds American, Inc.:
3.25% 6/12/20	939,000	945,328
4% 6/12/22	3,228,000	3,347,372
4.45% 6/12/25	2,341,000	2,481,054
5.7% 8/15/35	1,215,000	1,334,253
5.85% 8/15/45	9,320,000	10,039,513
6.15% 9/15/43	4,000,000	4,357,070
7.25% 6/15/37	2,962,000	3,698,591
		79,724,515

TOTAL CONSUMER STAPLES		165,313,878

ENERGY - 5.9%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,590,264
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,585,576
4.85% 11/15/35	2,154,000	2,295,256
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	2,180,000	1,591,400
8.95% 4/1/45 (b)	2,104,000	1,367,600
		9,430,096
Oil, Gas & Consumable Fuels - 5.7%
Amerada Hess Corp.:
7.3% 8/15/31	1,341,000	1,645,312
7.875% 10/1/29	4,387,000	5,547,186
Anadarko Finance Co. 7.5% 5/1/31	7,680,000	10,179,685
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,620,000	1,676,605
5.55% 3/15/26	5,174,000	5,813,060
6.2% 3/15/40	1,700,000	2,051,882
6.45% 9/15/36	4,602,000	5,653,449
6.6% 3/15/46	5,708,000	7,407,928
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	7,088,934
5.85% 2/1/35	2,497,000	2,897,870
Cenovus Energy, Inc.:
4.25% 4/15/27	5,557,000	5,746,555
6.75% 11/15/39	2,500,000	2,956,485
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	4,379,000	4,408,329
4.5% 6/1/25	1,336,000	1,435,653
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,832,475
5.35% 3/15/20 (a)	3,724,000	3,775,205
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,784,283
5.6% 4/1/44	1,227,000	1,153,380
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,600,850
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,704,610
Enable Midstream Partners LP 3.9% 5/15/24 (b)	1,322,000	1,338,939
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,534,146
4.375% 10/15/20	3,093,000	3,163,028
Enbridge, Inc.:
4% 10/1/23	2,813,000	2,954,549
4.25% 12/1/26	1,773,000	1,926,255
Energy Transfer Partners LP:
4.2% 9/15/23	1,186,000	1,242,896
4.25% 3/15/23	1,017,000	1,061,297
4.5% 4/15/24	1,262,000	1,339,739
4.95% 6/15/28	4,048,000	4,423,721
5.25% 4/15/29	2,052,000	2,294,740
5.8% 6/15/38	2,257,000	2,509,474
6% 6/15/48	1,470,000	1,676,169
6.25% 4/15/49	1,409,000	1,667,791
Enterprise Products Operating LP:
2.55% 10/15/19	863,000	862,724
3.7% 2/15/26	4,800,000	5,078,938
3.75% 2/15/25	2,900,000	3,066,330
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,700,000	1,745,854
6.55% 9/15/40	460,000	568,941
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	2,816,808
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,283,026
MPLX LP:
4.5% 7/15/23	1,975,000	2,094,176
4.8% 2/15/29	1,126,000	1,239,568
4.875% 12/1/24	2,736,000	2,976,890
5.5% 2/15/49	3,377,000	3,820,817
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,101,800
Petrobras Global Finance BV:
5.299% 1/27/25	7,000,000	7,427,000
7.25% 3/17/44	24,245,000	26,957,409
Petroleos Mexicanos:
3.5% 1/30/23	3,410,000	3,235,920
4.5% 1/23/26	6,809,000	6,235,886
4.625% 9/21/23	7,350,000	7,221,449
4.875% 1/24/22	3,398,000	3,389,505
4.875% 1/18/24	4,539,000	4,436,646
5.375% 3/13/22	2,700,000	2,720,385
5.5% 1/21/21	3,601,000	3,645,112
5.5% 6/27/44	2,492,000	2,001,699
5.625% 1/23/46	8,402,000	6,767,811
6% 3/5/20	1,034,000	1,045,180
6.35% 2/12/48	16,930,000	14,487,848
6.375% 1/23/45	4,048,000	3,462,938
6.5% 3/13/27	4,830,000	4,780,251
6.5% 1/23/29	5,560,000	5,379,300
6.5% 6/2/41	7,675,000	6,807,725
6.75% 9/21/47	12,105,000	10,737,892
Phillips 66 Partners LP 2.646% 2/15/20	375,000	375,021
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	1,389,000	1,408,049
3.65% 6/1/22	2,155,000	2,206,571
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,030,000	2,176,873
Southwestern Energy Co. 6.2% 1/23/25 (b)	2,509,000	2,289,463
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,349,000	1,433,125
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,248,078
4.55% 6/24/24	13,337,000	14,362,591
Western Gas Partners LP:
4.5% 3/1/28	2,000,000	1,994,420
4.65% 7/1/26	8,532,000	8,646,662
4.75% 8/15/28	1,155,000	1,167,763
5.375% 6/1/21	6,322,000	6,530,062
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,615,622
3.9% 1/15/25	1,216,000	1,274,619
4% 11/15/21	2,221,000	2,292,729
4.3% 3/4/24	5,449,000	5,785,147
4.5% 11/15/23	1,751,000	1,869,071
		319,564,174

TOTAL ENERGY		328,994,270

FINANCIALS - 16.5%
Banks - 7.3%
Bank of America Corp.:
3.004% 12/20/23 (b)	30,548,000	31,095,934
3.3% 1/11/23	4,342,000	4,476,002
3.419% 12/20/28 (b)	18,965,000	19,529,640
3.5% 4/19/26	5,024,000	5,258,991
3.864% 7/23/24 (b)	4,370,000	4,583,808
3.95% 4/21/25	4,125,000	4,322,949
4.2% 8/26/24	19,977,000	21,238,765
4.25% 10/22/26	4,261,000	4,550,380
4.45% 3/3/26	1,517,000	1,635,690
Barclays PLC:
2.75% 11/8/19	3,581,000	3,577,363
3.25% 1/12/21	4,610,000	4,643,083
4.375% 1/12/26	6,221,000	6,437,923
5.088% 6/20/30 (b)	7,347,000	7,510,297
5.2% 5/12/26	6,222,000	6,524,207
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	10,074,820
3.352% 4/24/25 (b)	4,959,000	5,120,173
3.875% 3/26/25	9,500,000	9,908,570
4.05% 7/30/22	1,800,000	1,877,524
4.3% 11/20/26	1,733,000	1,839,666
4.45% 9/29/27	15,000,000	16,164,218
5.5% 9/13/25	5,524,000	6,253,414
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,563,482
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	5,019,919
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,674,116
3.75% 3/26/25	4,660,000	4,864,160
3.8% 9/15/22	7,240,000	7,502,955
3.8% 6/9/23	8,582,000	8,896,659
4.55% 4/17/26	2,575,000	2,799,432
Discover Bank:
4.2% 8/8/23	2,849,000	3,022,143
7% 4/15/20	2,309,000	2,387,745
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,013,350
8.25% 3/1/38	4,319,000	6,382,517
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,321,473
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,068,348
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	4,348,784
5.71% 1/15/26 (a)	9,864,000	9,979,299
JPMorgan Chase & Co.:
2.95% 10/1/26	8,028,000	8,168,819
3.797% 7/23/24 (b)	5,719,000	5,997,720
3.875% 9/10/24	43,751,000	45,973,659
4.125% 12/15/26	14,080,000	15,063,426
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,891,354
Regions Bank 6.45% 6/26/37	7,720,000	9,768,455
Regions Financial Corp. 3.2% 2/8/21	2,833,000	2,863,179
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	20,522,000	21,779,075
6% 12/19/23	10,433,000	11,357,251
6.1% 6/10/23	13,369,000	14,508,347
6.125% 12/15/22	8,239,000	8,885,496
Synchrony Bank 3% 6/15/22	4,542,000	4,574,276
UniCredit SpA 6.572% 1/14/22 (a)	5,565,000	5,914,225
		407,213,081
Capital Markets - 4.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,691,124
4.25% 2/15/24	4,287,000	4,552,271
Ares Capital Corp. 4.2% 6/10/24	8,906,000	9,002,456
Credit Suisse Group AG 3.869% 1/12/29 (a)(b)	4,020,000	4,142,425
Deutsche Bank AG 4.5% 4/1/25	10,381,000	9,989,661
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,514,000	6,468,417
3.3% 11/16/22	9,310,000	9,148,317
5% 2/14/22	9,082,000	9,359,067
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	23,084,979
3.2% 2/23/23	7,150,000	7,314,627
3.691% 6/5/28 (b)	41,645,000	43,008,179
4.25% 10/21/25	2,269,000	2,406,090
6.75% 10/1/37	2,246,000	2,939,413
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,628,000	1,637,870
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,418,204
4.875% 2/15/24	2,240,000	2,458,565
Morgan Stanley:
3.125% 1/23/23	26,000,000	26,577,138
3.125% 7/27/26	21,964,000	22,372,528
3.625% 1/20/27	11,000,000	11,553,859
3.7% 10/23/24	3,281,000	3,460,167
3.737% 4/24/24 (b)	5,000,000	5,211,770
4.431% 1/23/30 (b)	4,395,000	4,865,660
4.875% 11/1/22	7,751,000	8,297,237
5% 11/24/25	14,636,000	16,193,556
5.75% 1/25/21	3,512,000	3,687,948
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,202,094
UBS AG Stamford Branch 2.35% 3/26/20	1,450,000	1,450,682
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,611,571
		258,105,875
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,724,000	1,757,258
4.125% 7/3/23	4,192,000	4,357,817
4.45% 12/16/21	2,938,000	3,050,745
4.45% 4/3/26	3,126,000	3,297,068
4.875% 1/16/24	5,015,000	5,395,880
Capital One Financial Corp. 3.8% 1/31/28	4,476,000	4,623,798
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,253,697
3.95% 11/6/24	2,847,000	2,993,514
4.1% 2/9/27	3,673,000	3,824,450
4.5% 1/30/26	4,686,000	5,029,239
Ford Motor Credit Co. LLC:
5.085% 1/7/21	2,973,000	3,062,876
5.584% 3/18/24	6,246,000	6,690,055
5.596% 1/7/22	6,152,000	6,514,019
Synchrony Financial:
3% 8/15/19	796,000	796,119
3.75% 8/15/21	2,203,000	2,244,355
3.95% 12/1/27	7,681,000	7,668,632
4.25% 8/15/24	2,218,000	2,309,888
4.375% 3/19/24	2,280,000	2,386,404
5.15% 3/19/29	6,556,000	7,061,116
		78,316,930
Diversified Financial Services - 1.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	1,572,000	1,593,379
3.95% 7/1/24 (a)	2,088,000	2,139,323
4.375% 5/1/26 (a)	2,546,000	2,620,343
5.25% 5/15/24 (a)	2,501,000	2,672,043
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,041,000	1,084,166
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	5,996,866
3.875% 8/15/22	5,542,000	5,690,212
4.125% 6/15/26	2,032,000	2,099,683
4.125% 5/15/29	789,000	823,953
Cigna Corp.:
4.125% 11/15/25 (a)	2,350,000	2,495,741
4.375% 10/15/28 (a)	6,064,000	6,539,929
4.8% 8/15/38 (a)	3,776,000	4,065,713
4.9% 12/15/48 (a)	3,772,000	4,101,894
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	6,100,000	6,575,678
Pine Street Trust I:
4.572% 2/15/29 (a)	5,707,000	5,974,644
5.568% 2/15/49 (a)	5,700,000	6,156,881
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	2,896,957
		63,527,405
Insurance - 2.0%
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,386,249
3.75% 7/10/25	8,311,000	8,696,549
4.875% 6/1/22	3,597,000	3,855,345
Aon Corp. 5% 9/30/20	1,402,000	1,448,366
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	4,093,000	4,496,583
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,978,000	4,395,781
4.75% 3/15/39	1,825,000	2,091,595
4.8% 7/15/21	2,278,000	2,367,944
4.9% 3/15/49	3,633,000	4,332,126
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	5,285,000	5,692,827
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.93% 5/28/21 (a)(b)(c)	27,560,000	27,557,474
3% 1/10/23 (a)	2,636,000	2,688,025
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	5,831,896
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	2,200,000	2,355,650
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	6,250,179
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,771,000	1,907,003
Unum Group:
3.875% 11/5/25	4,860,000	5,024,207
4% 3/15/24	5,930,000	6,181,757
4% 6/15/29	4,410,000	4,519,075
5.625% 9/15/20	2,889,000	2,997,425
5.75% 8/15/42	7,278,000	8,398,055
		113,474,111

TOTAL FINANCIALS		920,637,402

HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.404% 6/5/20	3,144,000	3,141,470
Health Care Providers & Services - 1.6%
Cigna Corp. 3.75% 7/15/23 (a)	4,859,000	5,056,157
CVS Health Corp.:
3.7% 3/9/23	2,500,000	2,580,864
4.1% 3/25/25	11,542,000	12,166,723
4.3% 3/25/28	13,403,000	14,125,823
4.78% 3/25/38	5,967,000	6,219,231
5.05% 3/25/48	8,772,000	9,329,587
Elanco Animal Health, Inc.:
3.912% 8/27/21	1,003,000	1,024,455
4.272% 8/28/23	3,166,000	3,321,576
4.9% 8/28/28	1,334,000	1,489,129
HCA Holdings, Inc.:
4.25% 10/15/19	11,265,000	11,310,614
4.75% 5/1/23	215,000	229,154
5.875% 3/15/22	260,000	284,169
6.5% 2/15/20	7,140,000	7,304,141
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,774,156
Toledo Hospital:
5.325% 11/15/28	2,109,000	2,307,113
6.015% 11/15/48	7,723,000	8,984,154
		88,507,046
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22	6,868,000	7,010,254
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,363,000	4,613,656
Mylan NV:
3.15% 6/15/21	5,002,000	5,001,650
3.95% 6/15/26	2,549,000	2,459,777
4.55% 4/15/28	4,000,000	3,920,170
Perrigo Finance PLC 3.5% 12/15/21	449,000	446,274
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	9,847,000	9,826,551
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,623,000	3,437,321
2.8% 7/21/23	1,463,000	1,269,153
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,682,476
		39,667,282

TOTAL HEALTH CARE		131,315,798

INDUSTRIALS - 0.6%
Airlines - 0.0%
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	1,788,489	1,812,991
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,067,001
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
3% 9/15/23	877,000	878,655
3.375% 6/1/21	2,523,000	2,561,532
3.75% 2/1/22	4,522,000	4,620,611
3.875% 4/1/21	3,180,000	3,248,158
3.875% 7/3/23	5,581,000	5,814,532
4.25% 2/1/24	5,740,000	6,052,708
4.25% 9/15/24	3,565,000	3,768,034
4.75% 3/1/20	3,519,000	3,569,228
		30,513,458

TOTAL INDUSTRIALS		33,393,450

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	4,500,000	4,850,117
6.02% 6/15/26 (a)	1,564,000	1,724,758
		6,574,875
MATERIALS - 0.3%
Chemicals - 0.1%
Nutrien Ltd.:
4.2% 4/1/29	611,000	659,340
5% 4/1/49	1,064,000	1,206,496
The Dow Chemical Co. 4.125% 11/15/21	3,587,000	3,711,237
		5,577,073
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	2,000,241
6.75% 10/19/75 (a)(b)	4,773,000	5,445,993
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,756,420
4.5% 8/1/47 (a)	1,720,000	1,857,063
		11,059,717

TOTAL MATERIALS		16,636,790

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	879,349
4.6% 4/1/22	1,403,000	1,478,667
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,225,003
American Tower Corp. 2.8% 6/1/20	9,000,000	9,020,140
AvalonBay Communities, Inc. 3.625% 10/1/20	1,872,000	1,897,023
Boston Properties, Inc.:
3.85% 2/1/23	4,708,000	4,911,791
4.5% 12/1/28	3,891,000	4,317,790
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,633,457
4.25% 1/15/24	3,408,000	3,637,618
Corporate Office Properties LP 5% 7/1/25	3,156,000	3,380,661
DDR Corp.:
3.625% 2/1/25	2,262,000	2,287,756
4.25% 2/1/26	2,954,000	3,070,893
4.625% 7/15/22	896,000	933,126
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,195,291
3.75% 12/1/24	1,576,000	1,648,333
3.875% 10/15/22	3,512,000	3,654,381
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,706,255
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,683,000
4.75% 7/15/20	2,827,000	2,875,394
HCP, Inc.:
3.25% 7/15/26 (d)	573,000	575,247
3.5% 7/15/29 (d)	656,000	658,833
Hudson Pacific Properties LP 4.65% 4/1/29	7,741,000	8,308,907
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,482,949
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,023,000	6,254,502
4.5% 1/15/25	2,677,000	2,791,709
4.5% 4/1/27	16,195,000	16,927,902
4.75% 1/15/28	6,382,000	6,755,327
4.95% 4/1/24	1,354,000	1,432,780
5.25% 1/15/26	5,686,000	6,154,323
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	973,250
5% 12/15/23	737,000	766,433
Store Capital Corp. 4.625% 3/15/29	1,793,000	1,911,134
Ventas Realty LP:
3.125% 6/15/23	1,289,000	1,312,471
3.5% 2/1/25	6,443,000	6,667,193
4% 3/1/28	2,243,000	2,362,937
4.125% 1/15/26	1,557,000	1,646,929
4.375% 2/1/45	763,000	777,158
Weingarten Realty Investors 3.375% 10/15/22	812,000	824,710
WP Carey, Inc.:
3.85% 7/15/29	1,275,000	1,291,099
4% 2/1/25	5,360,000	5,534,163
		132,845,884
Real Estate Management & Development - 1.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,711,581
3.95% 11/15/27	4,613,000	4,754,221
4.1% 10/1/24	4,251,000	4,427,138
4.55% 10/1/29	4,524,000	4,767,138
Digital Realty Trust LP:
3.95% 7/1/22	3,320,000	3,458,962
4.75% 10/1/25	3,533,000	3,870,035
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,257,992
4.125% 6/15/22	2,007,000	2,091,060
4.4% 2/15/24	4,876,000	5,209,303
4.75% 10/1/20	4,185,000	4,280,223
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,615,389
4.5% 4/18/22	1,218,000	1,199,944
Post Apartment Homes LP 3.375% 12/1/22	790,000	809,434
Tanger Properties LP:
3.125% 9/1/26	3,109,000	2,963,897
3.75% 12/1/24	3,470,000	3,505,804
3.875% 12/1/23	1,792,000	1,830,169
		55,752,290

TOTAL REAL ESTATE		188,598,174

UTILITIES - 1.5%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC 3.743% 5/1/26	6,947,000	7,012,302
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	2,842,272
6.4% 9/15/20 (a)	7,513,000	7,835,218
Eversource Energy 2.8% 5/1/23	5,110,000	5,167,293
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	12,317,717
7.375% 11/15/31	5,897,000	8,070,663
IPALCO Enterprises, Inc.:
3.45% 7/15/20	7,767,000	7,813,515
3.7% 9/1/24	2,157,000	2,231,739
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	532,602
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,301,465
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,574,494
		56,699,280
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,219,398
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.7% 6/15/21	1,182,000	1,185,728
3.55% 6/15/26	1,891,000	1,934,747
		3,120,475
Multi-Utilities - 0.4%
Dominion Resources, Inc. 3 month U.S. LIBOR + 2.300% 4.6299% 9/30/66 (b)(c)	15,230,000	14,240,050
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,136,566
6.5% 12/15/20	1,534,000	1,618,408
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (b)(c)	1,426,000	1,176,450
		22,171,474

TOTAL UTILITIES		83,210,627

TOTAL NONCONVERTIBLE BONDS
(Cost $1,983,423,513)		2,080,769,791

U.S. Government and Government Agency Obligations - 33.6%
U.S. Treasury Inflation-Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$34,547,660	$34,208,074
1% 2/15/49	7,931,446	8,394,804
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	18,095,899	18,062,316
0.25% 1/15/25	7,336,724	7,344,018
0.375% 1/15/27	17,413,199	17,531,909
0.375% 7/15/27	16,874,194	17,029,666
0.625% 1/15/26	61,461,027	62,928,164
0.75% 7/15/28	26,978,325	28,108,691
0.875% 1/15/29	22,245,079	23,415,475

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		217,023,117

U.S. Treasury Obligations - 29.7%
U.S. Treasury Bonds:
3% 5/15/45 (e)	34,384,000	37,557,804
3% 2/15/49 (f)	153,563,000	168,415,421
U.S. Treasury Notes:
1.25% 10/31/21	50,539,000	49,958,591
1.875% 3/31/22 (g)	219,649,000	220,558,483
1.875% 7/31/22	200,804,000	201,635,453
1.875% 6/30/26	50,953,000	50,982,855
2% 12/31/21	437,319,000	440,137,649
2.125% 3/31/24	197,361,000	200,560,407
2.125% 7/31/24	10,638,000	10,812,945
2.125% 11/30/24	36,586,000	37,194,814
2.5% 1/31/24	77,300,000	79,803,191
2.5% 2/28/26	83,467,000	86,763,295
3.125% 11/15/28	66,103,000	72,465,414

TOTAL U.S. TREASURY OBLIGATIONS		1,656,846,322

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,832,194,695)		1,873,869,439

U.S. Government Agency - Mortgage Securities - 29.4%
Fannie Mae - 14.1%
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (b)(c)	20,912	21,796
12 month U.S. LIBOR + 1.553% 4.337% 6/1/36 (b)(c)	23,468	24,549
12 month U.S. LIBOR + 1.666% 4.564% 11/1/36 (b)(c)	230,650	241,705
12 month U.S. LIBOR + 1.719% 4.572% 6/1/42 (b)(c)	163,110	168,787
12 month U.S. LIBOR + 1.745% 4.755% 7/1/35 (b)(c)	20,619	21,600
12 month U.S. LIBOR + 1.788% 4.913% 2/1/36 (b)(c)	156,174	163,976
12 month U.S. LIBOR + 1.800% 4.554% 7/1/41 (b)(c)	172,017	179,989
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (b)(c)	50,506	52,727
12 month U.S. LIBOR + 1.818% 4.586% 7/1/41 (b)(c)	93,948	98,119
12 month U.S. LIBOR + 1.820% 4.82% 12/1/35 (b)(c)	131,482	138,236
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (b)(c)	61,311	64,159
12 month U.S. LIBOR + 1.900% 4.801% 7/1/37 (b)(c)	20,182	21,313
12 month U.S. LIBOR + 1.906% 4.705% 5/1/36 (b)(c)	89,885	94,684
12 month U.S. LIBOR + 1.932% 4.838% 9/1/36 (b)(c)	106,998	111,368
6 month U.S. LIBOR + 1.313% 3.938% 5/1/34 (b)(c)	145,582	150,058
6 month U.S. LIBOR + 1.383% 4.316% 9/1/33 (b)(c)	140,939	145,364
6 month U.S. LIBOR + 1.556% 4.33% 10/1/33 (b)(c)	8,499	8,803
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (b)(c)	9,962	10,332
U.S. TREASURY 1 YEAR INDEX + 1.945% 4.183% 10/1/33 (b)(c)	188,524	198,015
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (b)(c)	6,884	7,256
U.S. TREASURY 1 YEAR INDEX + 2.232% 4.938% 8/1/36 (b)(c)	334,938	353,283
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (b)(c)	23,720	24,903
U.S. TREASURY 1 YEAR INDEX + 2.475% 5.073% 5/1/35 (b)(c)	44,101	46,335
2.5% 2/1/23 to 1/1/43	36,255,920	36,519,479
2.5% 7/1/34 (d)	5,550,000	5,586,109
2.5% 7/1/34 (d)	6,850,000	6,894,567
2.5% 7/1/34 (d)	7,300,000	7,347,495
2.5% 7/1/34 (d)	4,850,000	4,881,555
2.5% 7/1/34 (d)	4,850,000	4,881,555
2.5% 7/1/34 (d)	7,300,000	7,347,495
2.5% 7/1/34 (d)	5,825,000	5,862,898
2.5% 7/1/34 (d)	7,300,000	7,347,495
2.5% 7/1/34 (d)	6,850,000	6,894,567
2.5% 7/1/34 (d)	4,850,000	4,881,555
2.5% 7/1/34 (d)	5,825,000	5,862,898
2.5% 7/1/34 (d)	4,850,000	4,881,555
3% 8/1/27 to 11/1/46	154,907,455	158,123,218
3% 7/1/34 (d)	7,900,000	8,052,871
3% 7/1/49 (d)	7,475,000	7,536,888
3% 7/1/49 (d)	12,450,000	12,553,077
3% 7/1/49 (d)	12,450,000	12,553,077
3% 7/1/49 (d)	2,325,000	2,344,249
3.5% 1/1/34 to 3/1/48	144,118,073	149,120,102
3.5% 7/1/34 (d)	7,900,000	8,152,575
3.5% 7/1/49 (d)	21,400,000	21,876,886
3.5% 7/1/49 (d)	12,775,000	13,059,683
3.5% 7/1/49 (d)	12,700,000	12,983,012
3.5% 7/1/49 (d)	8,950,000	9,149,445
4% 11/1/31 to 7/1/48	125,255,269	131,251,931
4% 7/1/49 (d)	14,400,000	14,881,717
4% 7/1/49 (d)	14,400,000	14,881,717
4.5% 5/1/25 to 1/1/49	56,350,713	59,914,227
5% 9/1/20 to 11/1/44	14,995,882	16,267,924
5.5% 3/1/39 to 5/1/44	4,582,262	5,069,115
6% 10/1/34 to 1/1/42	11,220,165	12,753,573
6.5% 12/1/23 to 8/1/36	1,274,627	1,450,354
7% 11/1/23 to 8/1/32	303,088	335,204
7.5% 9/1/22 to 11/1/31	252,669	285,962
8% 1/1/30 to 3/1/30	1,461	1,605
8.5% 3/1/25 to 6/1/25	340	381

TOTAL FANNIE MAE		784,135,373

Freddie Mac - 6.0%
12 month U.S. LIBOR + 1.375% 4.28% 3/1/36 (b)(c)	63,152	65,504
12 month U.S. LIBOR + 1.877% 4.787% 4/1/41 (b)(c)	69,063	71,925
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (b)(c)	65,477	68,409
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	67,621	70,525
12 month U.S. LIBOR + 1.910% 4.721% 6/1/41 (b)(c)	150,565	157,193
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	113,655	119,593
12 month U.S. LIBOR + 1.910% 4.806% 5/1/41 (b)(c)	174,721	182,169
12 month U.S. LIBOR + 2.072% 5% 3/1/33 (b)(c)	1,677	1,755
12 month U.S. LIBOR + 2.160% 5.035% 11/1/35 (b)(c)	47,586	49,976
6 month U.S. LIBOR + 1.655% 4.396% 4/1/35 (b)(c)	120,571	125,398
6 month U.S. LIBOR + 2.275% 5.006% 10/1/35 (b)(c)	19,952	20,791
U.S. TREASURY 1 YEAR INDEX + 2.248% 4.952% 1/1/35 (b)(c)	23,076	24,306
2.5% 8/1/32 to 6/1/34	25,754,641	25,941,686
3% 6/1/31 to 1/1/47	58,498,980	59,605,566
3.5% 3/1/32 to 6/1/48	118,410,797	122,886,020
4% 5/1/37 to 6/1/48	66,800,896	70,254,431
4.5% 7/1/25 to 10/1/48	44,103,870	47,144,772
5% 1/1/35 to 6/1/41	2,870,532	3,126,368
5.5% 1/1/38 to 6/1/41	4,159,534	4,664,267
6% 4/1/32 to 8/1/37	669,143	755,324
7.5% 5/1/26 to 11/1/31	31,181	35,639
8% 4/1/27 to 5/1/27	2,106	2,369
8.5% 5/1/27 to 1/1/28	4,518	5,096

TOTAL FREDDIE MAC		335,379,082

Ginnie Mae - 9.3%
3% 12/20/42 to 1/20/48	104,954,067	107,342,500
3.5% 12/20/40 to 6/20/49	104,709,705	108,667,445
4% 2/15/40 to 4/20/48 (d)	81,506,550	85,796,001
4.5% 5/15/39 to 6/20/47 (d)	38,789,569	41,143,537
5% 3/15/39 to 4/15/41	1,897,677	2,076,882
6.5% 4/15/35 to 11/15/35	66,105	76,509
7% 1/15/28 to 7/15/32	780,461	889,244
7.5% 4/15/22 to 10/15/28	190,252	211,496
8% 3/15/30 to 9/15/30	13,522	15,700
8.5% 3/15/30	196	197
3% 7/1/49 (d)	13,000,000	13,279,426
3% 7/1/49 (d)	15,500,000	15,833,162
3% 7/1/49 (d)	12,700,000	12,972,978
3% 7/1/49 (d)	17,950,000	18,335,823
3% 7/1/49 (d)	550,000	561,822
3% 7/1/49 (d)	2,350,000	2,400,512
3.5% 7/1/49 (d)	13,100,000	13,530,421
3.5% 7/1/49 (d)	12,850,000	13,272,207
3.5% 7/1/49 (d)	4,400,000	4,544,569
3.5% 7/1/49 (d)	14,900,000	15,389,563
3.5% 7/1/49 (d)	8,700,000	8,985,852
3.5% 7/1/49 (d)	14,450,000	14,924,778
3.5% 7/1/49 (d)	24,200,000	24,995,130
3.5% 7/1/49 (d)	5,375,000	5,551,604
4% 7/1/49 (d)	1,600,000	1,658,675
4% 7/1/49 (d)	200,000	207,334
4% 7/1/49 (d)	1,600,000	1,658,675
4% 7/1/49 (d)	200,000	207,334
4% 7/1/49 (d)	1,850,000	1,917,843
4% 7/1/49 (d)	1,850,000	1,917,843

TOTAL GINNIE MAE		518,365,062

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,625,300,099)		1,637,879,517

Asset-Backed Securities - 2.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$4,189,365	$4,203,505
Series 2019-1 Class A, 3.844% 5/15/39 (a)	4,292,000	4,293,880
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.32% 7/22/32 (a)(b)(c)	6,268,000	6,268,000
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	8,343,562	8,596,008
Class AA, 2.487% 12/16/41 (a)	1,768,521	1,754,865
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	6,401,145	6,493,277
Class B, 5.095% 4/15/39 (a)	2,195,776	2,213,353
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	6,499,999	6,553,859
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (a)(b)(c)	3,185,000	3,192,125
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.6544% 3/25/32 (b)(c)	11,075	11,635
Series 2004-7 Class AF5, 4.7207% 1/25/35	73,235	73,138
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,507,585	3,561,812
Class A2II, 4.03% 11/20/47 (a)	5,937,580	6,044,160
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.8768% 4/15/29 (a)(b)(c)	7,519,000	7,539,444
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.7622% 5/15/32 (a)(b)(c)	5,210,000	5,207,395
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.2294% 3/25/34 (b)(c)	527	494
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,900,930	3,007,531
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,912,000	2,911,987
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.6586% 1/20/29 (a)(b)(c)	2,547,000	2,547,000
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.3% 7/15/32 (a)(b)(c)(d)	6,260,000	6,260,000
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (a)(b)(c)	5,650,000	5,650,085
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9144% 9/25/35 (b)(c)	285,107	284,031
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.3% 7/17/32 (a)(b)(c)	6,261,000	6,261,000
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.6494% 1/25/36 (b)(c)	520,000	523,001
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	5,269,000	5,268,984
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.2644% 9/25/34 (b)(c)	8,753	8,578
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	6,688,411	6,828,501
Verde CLO Ltd. Series 2019-1A Class A, 3.9137% 4/15/32 (a)(b)	6,307,000	6,320,604
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.27% 7/20/32 (a)(b)(c)(d)	6,552,000	6,552,000
TOTAL ASSET-BACKED SECURITIES
(Cost $117,384,619)		118,430,252

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.9644% 1/25/35 (b)(c)	32,595	32,482
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.5998% 2/25/37 (b)(c)	26,885	26,773
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.6944% 7/25/35 (b)(c)	39,532	39,540
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (b)(c)	4,332	4,262

TOTAL PRIVATE SPONSOR		103,057

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	181,635	188,198
Series 1999-57 Class PH, 6.5% 12/25/29	218,680	246,046
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	1,843,745	1,832,461
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 25.8345% 6/16/37 (b)(i)	22,944	40,883
Series 2015-H21 Class JA, 2.5% 6/20/65 (h)	1,865,507	1,862,940

TOTAL U.S. GOVERNMENT AGENCY		4,170,528

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,200,753)		4,273,585

Commercial Mortgage Securities - 1.9%
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	6,613,000	7,408,933
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.0193% 9/15/37 (a)(b)(c)	1,924,568	1,904,560
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.1943% 11/15/35 (a)(b)(c)	2,376,274	2,385,196
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.74% 4/15/34 (a)(b)(c)	3,284,000	3,290,165
Class C, 1 month U.S. LIBOR + 1.600% 4.04% 4/15/34 (a)(b)(c)	2,171,000	2,176,436
Class D, 1 month U.S. LIBOR + 1.900% 4.34% 4/15/34 (a)(b)(c)	2,279,000	2,286,136
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.44% 4/15/34 (a)(b)(c)	5,400,000	5,406,778
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	2,236,000	2,252,461
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.52% 6/15/34 (a)(b)(c)	7,948,000	7,948,000
Class B, 1 month U.S. LIBOR + 1.400% 3.9% 6/15/34 (a)(b)(c)	1,565,000	1,565,000
Class C, 4.05% 6/15/34 (a)	1,768,000	1,768,000
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	3,364,000	3,814,170
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	3,682,000	3,900,876
Class B, 4.5349% 4/15/36 (a)	1,132,000	1,197,443
Class C, 4.9414% 4/15/36 (a)(b)	760,000	797,543
Class D, 4.9414% 4/15/36 (a)(b)	1,519,000	1,565,987
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	2,763,000	3,099,689
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	774,937
Class DFX, 5.3503% 7/5/33 (a)	1,121,000	1,194,276
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,625,628
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.6443% 8/15/33 (a)(b)(c)	4,318,000	4,301,103
Class C, 1 month U.S. LIBOR + 1.500% 3.8943% 8/15/33 (a)(b)(c)	10,400,000	10,387,817
Series 2018-H4 Class A4, 4.31% 12/15/51	10,381,000	11,668,357
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	3,871,543	3,864,431
Class B, 4.181% 11/15/34 (a)	1,632,000	1,636,848
Class C, 5.205% 11/15/34 (a)	1,144,100	1,158,371
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,875,657	4,761,147
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 4.4943% 3/15/36 (a)(b)(c)	4,971,000	4,989,625
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	6,575,000	7,371,357
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $102,791,816)		106,501,270

Municipal Securities - 1.3%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	805,000	1,217,152
7.5% 4/1/34	5,055,000	7,630,017
7.55% 4/1/39	6,085,000	9,633,285
6.65% 3/1/22	4,360,000	4,794,212
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	595,000	607,965
Series 2010 C1, 7.781% 1/1/35	2,940,000	3,581,978
Series 2012 B, 5.432% 1/1/42	1,205,000	1,188,829
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	4,320,000	4,521,571
5.1% 6/1/33	4,805,000	5,060,049
Series 2010-1, 6.63% 2/1/35	12,290,000	14,175,655
Series 2010-3:
6.725% 4/1/35	9,480,000	10,955,846
7.35% 7/1/35	5,540,000	6,532,934
Series 2010-5, 6.2% 7/1/21	1,356,000	1,398,294
TOTAL MUNICIPAL SECURITIES
(Cost $65,611,077)		71,297,787

Bank Notes - 0.8%
Capital One NA 2.95% 7/23/21	5,645,000	5,703,838
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	6,940,309
3.1% 6/4/20	6,380,000	6,410,533
3.35% 2/6/23	3,206,000	3,279,806
4.682% 8/9/28 (b)	2,761,000	2,861,114
8.7% 11/18/19	1,503,000	1,536,300
KeyBank NA:
2.25% 3/16/20	9,000,000	8,993,930
6.95% 2/1/28	800,000	1,002,557
PNC Bank NA 2.3% 6/1/20	1,450,000	1,450,705
Synchrony Bank 3.65% 5/24/21	4,766,000	4,843,825
TOTAL BANK NOTES
(Cost $42,335,928)		43,022,917
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 2.42% (j)
(Cost $73,006,467)	72,992,262	73,006,860
	Maturity Amount	Value

Repurchase Agreements - 2.6%
Investments in repurchase agreements in a joint trading account at 2.64%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Government Obligations) # (k)
(Cost $147,186,000)	147,218,381	147,186,000
TOTAL INVESTMENT IN SECURITIES - 110.4%
(Cost $5,993,434,967)		6,156,237,418
NET OTHER ASSETS (LIABILITIES) - (10.4)%		(580,676,043)
NET ASSETS - 100%		$5,575,561,375

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 7/1/34	$(27,500,000)	$(27,678,915)
2.5% 7/1/34	(22,325,000)	(22,470,249)
2.5% 7/1/34	(6,850,000)	(6,894,567)
2.5% 7/1/34	(4,850,000)	(4,881,555)
2.5% 7/1/34	(5,825,000)	(5,862,898)
2.5% 7/1/34	(4,850,000)	(4,881,555)
3% 7/1/34	(8,275,000)	(8,435,128)
3% 7/1/34	(5,850,000)	(5,963,202)
3% 7/1/34	(775,000)	(789,997)
3% 7/1/34	(8,275,000)	(8,435,128)
3.5% 7/1/34	(7,900,000)	(8,152,575)
3.5% 7/1/49	(12,700,000)	(12,983,012)
3.5% 7/1/49	(8,700,000)	(8,893,874)
3.5% 7/1/49	(12,775,000)	(13,059,683)
3.5% 7/1/49	(12,700,000)	(12,983,012)
3.5% 7/1/49	(22,000,000)	(22,490,257)
4% 7/1/49	(14,400,000)	(14,881,717)
4% 7/1/49	(14,400,000)	(14,881,717)

TOTAL FANNIE MAE		(204,619,043)

Ginnie Mae
3% 7/1/49	(13,550,000)	(13,841,248)
3% 7/1/49	(13,550,000)	(13,841,248)
3% 7/1/49	(8,250,000)	(8,427,326)
3% 7/1/49	(2,350,000)	(2,400,512)
3% 7/1/49	(550,000)	(561,822)
3% 7/1/49	(2,350,000)	(2,400,512)
3.5% 7/1/49	(8,700,000)	(8,985,852)
3.5% 7/1/49	(200,000)	(206,571)
3.5% 7/1/49	(1,500,000)	(1,549,285)
3.5% 7/1/49	(5,550,000)	(5,732,354)
3.5% 7/1/49	(5,375,000)	(5,551,604)
3.5% 7/1/49	(17,375,000)	(17,945,885)
3.5% 7/1/49	(2,800,000)	(2,891,998)
3.5% 7/1/49	(5,375,000)	(5,551,604)
3.5% 7/1/49	(1,200,000)	(1,239,428)
3.5% 7/1/49	(7,900,000)	(8,159,567)
4% 7/1/49	(200,000)	(207,334)
4% 7/1/49	(1,600,000)	(1,658,675)
4% 7/1/49	(1,600,000)	(1,658,675)
4% 7/1/49	(200,000)	(207,334)
4% 7/1/49	(1,850,000)	(1,917,844)
4% 7/1/49	(1,850,000)	(1,917,844)

TOTAL GINNIE MAE		(106,854,522)

TOTAL TBA SALE COMMITMENTS
(Proceeds $311,068,984)		$(311,473,565)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$47,703	$(47,044)	$0	$(47,044)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $420,819,493 or 7.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $99,407.

 (f) Security or a portion of the security is on loan at period end.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $111,460.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,866,594
Total	$1,866,594

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,080,769,791	$--	$2,080,769,791	$--
U.S. Government and Government Agency Obligations	1,873,869,439	--	1,873,869,439	--
U.S. Government Agency - Mortgage Securities	1,637,879,517	--	1,637,879,517	--
Asset-Backed Securities	118,430,252	--	118,430,252	--
Collateralized Mortgage Obligations	4,273,585	--	4,273,585	--
Commercial Mortgage Securities	106,501,270	--	106,501,270	--
Municipal Securities	71,297,787	--	71,297,787	--
Bank Notes	43,022,917	--	43,022,917	--
Money Market Funds	73,006,860	73,006,860	--	--
Repurchase Agreements	147,186,000	--	147,186,000	--
Total Investments in Securities:	$6,156,237,418	$73,006,860	$6,083,230,558	$--
Derivative Instruments:
Liabilities
Swaps	$(47,044)	$--	$(47,044)	$--
Total Liabilities	$(47,044)	$--	$(47,044)	$--
Total Derivative Instruments:	$(47,044)	$--	$(47,044)	$--
Other Financial Instruments:
TBA Sale Commitments	$(311,473,565)	$--	$(311,473,565)	$--
Total Other Financial Instruments:	$(311,473,565)	$--	$(311,473,565)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(47,044)
Total Credit Risk	0	(47,044)
Total Value of Derivatives	$0	$(47,044)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$147,186,000 due 7/01/19 at 2.64%
J.P. Morgan Securities, Inc.	$147,186,000
$147,186,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $147,186,000) — See accompanying schedule: Unaffiliated issuers (cost $5,920,428,500)	$6,083,230,558
Fidelity Central Funds (cost $73,006,467)	73,006,860
Total Investment in Securities (cost $5,993,434,967)		$6,156,237,418
Cash		195,400
Receivable for investments sold		23,237,136
Receivable for TBA sale commitments		311,068,984
Receivable for fund shares sold		10,000,000
Interest receivable		42,123,739
Distributions receivable from Fidelity Central Funds		96,609
Other receivables		13,773
Total assets		6,542,973,059
Liabilities
Payable for investments purchased
Regular delivery	$77,512,785
Delayed delivery	430,084,884
TBA sale commitments, at value	311,473,565
Payable for fund shares redeemed	125,332
Distributions payable	940,491
Bi-lateral OTC swaps, at value	47,044
Other payables and accrued expenses	41,583
Collateral on securities loaned	147,186,000
Total liabilities		967,411,684
Net Assets		$5,575,561,375
Net Assets consist of:
Paid in capital		$5,438,007,993
Total distributable earnings (loss)		137,553,382
Net Assets, for 51,955,680 shares outstanding		$5,575,561,375
Net Asset Value, offering price and redemption price per share ($5,575,561,375 ÷ 51,955,680 shares)		$107.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest (including $152,715 from security lending)		$85,329,438
Income from Fidelity Central Funds		1,866,594
Total income		87,196,032
Expenses
Custodian fees and expenses	$41,510
Independent trustees' fees and expenses	9,712
Total expenses before reductions	51,222
Expense reductions	(3,557)
Total expenses after reductions		47,665
Net investment income (loss)		87,148,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,070,159
Fidelity Central Funds	3,036
Swaps	(3,147)
Total net realized gain (loss)		7,070,048
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	257,192,914
Fidelity Central Funds	(3,037)
Swaps	16,084
Delayed delivery commitments	470,440
Total change in net unrealized appreciation (depreciation)		257,676,401
Net gain (loss)		264,746,449
Net increase (decrease) in net assets resulting from operations		$351,894,816

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,148,367	$168,849,590
Net realized gain (loss)	7,070,048	(33,943,386)
Change in net unrealized appreciation (depreciation)	257,676,401	(141,619,995)
Net increase (decrease) in net assets resulting from operations	351,894,816	(6,713,791)
Distributions to shareholders	(95,003,207)	(154,089,100)
Share transactions
Proceeds from sales of shares	117,911,967	147,079,625
Reinvestment of distributions	94,062,714	154,932,119
Cost of shares redeemed	(162,441,845)	(477,154,162)
Net increase (decrease) in net assets resulting from share transactions	49,532,836	(175,142,418)
Total increase (decrease) in net assets	306,424,445	(335,945,309)
Net Assets
Beginning of period	5,269,136,930	5,605,082,239
End of period	$5,575,561,375	$5,269,136,930
Other Information
Shares
Sold	1,128,590	1,420,080
Issued in reinvestment of distributions	897,784	1,513,446
Redeemed	(1,574,413)	(4,678,891)
Net increase (decrease)	451,961	(1,745,365)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity VIP Investment Grade Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$102.31	$105.26	$104.18	$103.71	$106.70	$103.29
Income from Investment Operations
Net investment income (loss)A	1.704	3.163	2.887	3.167	3.292	3.178
Net realized and unrealized gain (loss)	5.138	(3.209)	1.693	1.659	(3.071)	3.336
Total from investment operations	6.842	(.046)	4.580	4.826	.221	6.514
Distributions from net investment income	(1.842)	(2.904)	(2.985)	(3.096)	(3.137)	(3.104)
Distributions from net realized gain	–	–	(.515)	(1.260)	(.074)	–
Total distributions	(1.842)	(2.904)	(3.500)	(4.356)	(3.211)	(3.104)
Net asset value, end of period	$107.31	$102.31	$105.26	$104.18	$103.71	$106.70
Total ReturnB,C	6.75%	(.01)%	4.46%	4.70%	.18%	6.37%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	3.29%G	3.09%	2.75%	3.00%	3.11%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$5,575,561	$5,269,137	$5,605,082	$4,865,507	$4,611,536	$4,393,843
Portfolio turnover rateH	169%G	92%	110%	162%	248%	151%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$185,148,751
Gross unrealized depreciation	(17,712,796)
Net unrealized appreciation (depreciation)	$167,435,955
Tax cost	$5,988,349,838

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(18,649,430)
Long-term	(11,335,482)
Total capital loss carryforward	$(29,984,912)

The Fund elected to defer to its next fiscal year approximately $9,950,770 of capital losses recognized during the period November 1, 2018 to December 31, 2018.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(3,147)	$16,084

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $496,771,352 and $195,053,152, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,557.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	5.7%
VIP Asset Manager: Growth Portfolio	0.6%
VIP Balanced Portfolio	24.2%
VIP Investment Grade Bond Portfolio	69.5%

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Actual	.0019%	$1,000.00	$1,067.50	$.01
Hypothetical-C		$1,000.00	$1,024.79	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIGC-SANN-0819
1.831205.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 26, 2019